Business Combinations - FiberCo Solucoes de Infraestrutura S.A. (Details) - FiberCo Solues de Infraestrutura S.A. - USD ($)	1 Months Ended
	Dec. 31, 2021	Nov. 16, 2021
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		51.00%
Goodwill expected to be deductible for tax purposes		$ 0
Goodwill recognised as of acquisition date		140,945,000
Gross consideration		266,739,000
Less: deferred consideration		(64,474,000)
Net cash consideration		202,265,000
Capital injection		42,996,000
Identifiable assets acquired and liabilities assumed:
Cash		44,872,000
Network assets		220,950,000
Capital work in progress		3,832,000
Trade and other receivables		72,989,000
Trade and other payables		(5,764,000)
Loans payable		(6,457,000)
Total identifiable net assets acquired		330,961,000
Non-controlling interest		162,171,000
Goodwill acquired		140,945,000
Revenue - post-acquisition	$ 5,426,000
Loss - post-acquisition	$ (3,341,000)
Software
Identifiable assets acquired and liabilities assumed:
Software		$ 539,000
TIM S.A
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		49.00%
FiberCo Solues de Infraestrutura S.A.
Disclosure of detailed information about business combination [line items]
Number of households covered by Fiber-To-Home		3,500,000
Number of households covered by Fiber-to-the-Cabinet		3,400,000
Total number of households covered by fiber connection		6,400,000
Number of households with overlapping fiber coverage		570,000